N-2 - USD ($)					3 Months Ended																				6 Months Ended	12 Months Ended
		Apr. 09, 2025	Mar. 11, 2025	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024		Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023		Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022		Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021		Dec. 31, 2024	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2020		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2017	[14]
Cover [Abstract]
Entity Central Index Key		0001678130
Amendment Flag		false
Document Type		424B3
Entity Registrant Name		RiverNorth/DoubleLine Strategic Opportunity Fund, Inc
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses	As a Percentage of Offering Price
Sales Load	–%*
Offering Expenses Borne by Common Shareholders of the Fund	–%*
Dividend Reinvestment Plan Fees	–(1)*
Preferred Shares Offering Expenses Borne by the Fund (as a percentage of net assets attributable to common shares)	–%*

Sales Load [Percent]	[1]	0.00%
Dividend Reinvestment and Cash Purchase Fees	[1],[2]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	[1]	0.00%
Other Transaction Expense 2 [Percent]	[1]	0.00%
Annual Expenses [Table Text Block]

Annual Expenses	As a Percentage of Net Assets Attributable to Common Shares (Assuming the Use of Leverage Equal to 36.35% of the Fund’s Managed Assets)
Management fee(2)	1.56%
Leverage costs (3)(4)	0.05%
Dividends on Preferred Shares(5)	2.60%
Other expenses(6)	1.05%
Acquired fund fees and expenses(7)	0.05%
Total annual expenses	5.31%

Management Fees [Percent]	[3]	1.56%
Interest Expenses on Borrowings [Percent]	[4],[5]	0.05%
Dividend Expenses on Preferred Shares [Percent]	[6]	2.60%
Acquired Fund Fees and Expenses [Percent]	[7]	0.05%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[8]	1.05%
Total Annual Expenses [Percent]		5.31%
Expense Example [Table Text Block]

Example(8)

The example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) that the Fund incurs total annual expenses of 5.31% of its net assets in years 1 through 10 and (2) a 5% annual return.

	1 year	3 years	5 years	10 years
Total Expenses Incurred	$53	$159	$263	$523

The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those assumed.

Expense Example, Year 01	[9]	$ 53
Expense Example, Years 1 to 3	[9]	159
Expense Example, Years 1 to 5	[9]	263
Expense Example, Years 1 to 10	[9]	$ 523
Purpose of Fee Table , Note [Text Block]		The purpose of the table above and the example below is to help you understand the fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. The expenses shown in the table under “Other Expenses” and “Total annual expenses” assume that the Fund has not issued any additional Common Shares.
Management Fee not based on Net Assets, Note [Text Block]		The management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets.
Acquired Fund Fees and Expenses, Note [Text Block]		The “Acquired Fund Fees and Expenses” are based on the expense ratios for the most recent fiscal year of the Underlying Funds (defined below) in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Some of the Underlying Funds in which the Fund invests (or may invest) charge incentive fees based on the Underlying Funds’ performance. The 0.05% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests (or may invest) generally charge a management fee of 1.00% to 2.00% and may charge up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
Financial Highlights [Abstract]
Senior Securities [Table Text Block]

Senior Securities

The following table sets forth certain information regarding the Fund’s senior securities as of the end of the Fund’s prior fiscal years since the Fund’s inception and for the six months ended December 31, 2024. Audited information regarding the Fund’s senior securities is incorporated by reference from the Fund’s Form N-CSR.

The outstanding shares of Series B Preferred Stock, and Series C Preferred Stock have the same priority with respect to payment of dividends and distributions and liquidation preference as the issued and outstanding Series A Preferred Stock and any other shares of preferred stock that the Fund may issue. With respect to the Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock, the asset coverage per unit figure is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25 for Series A and Series B Preferred Stock and a liquidation of $10 for Series C Preferred Stock) and is equivalent to the Asset Coverage of Preferred Stock presented given Series A, Series B and Series C Preferred Stock have a pari-passu liquidation preference.

Senior Securities Representing Indebtedness

Period/Fiscal Year Ended	Senior Securities	Amount Outstanding		Asset Coverage		Involuntary Liquidating Preference per Unit	Average Market Value Per Unit (4)
December 31, 2024 (unaudited)	Credit Facility	$-		$-		$-	$-
	Series A Cumulative Preferred Stock	$60,000,000		$67	(3)	$25.00	$19.02
	Series B Cumulative Preferred Stock	$60,000,000		$67	(3)	$25.00	$20.42
	Series C Term Preferred Stock	$4,192,060		$67	(3)	$10.00	$10.08
June 30, 2024	Credit Facility	$-		$-		$-	$-
	Series A Cumulative Preferred Stock	$60,000,000		$70	(3)	$25.00	$18.25
	Series B Cumulative Preferred Stock	$60,000,000		$70	(3)	$25.00	$19.59
June 30, 2023	Credit Facility	$-		$-		$-	$-
	Series A Cumulative Preferred Stock	$60,000,000		$71	(3)	$25.00	$18.59
	Series B Cumulative Preferred Stock	$60,000,000		$71	(3)	$25.00	$19.64
June 30, 2022	Credit Facility	$-		$-		$–	$–
	Series A Cumulative Preferred Stock	$60,000,000		$71	(3)	$25.00	$22.98
	Series B Cumulative Preferred Stock	$60,000,000		$71	(3)	$25.00	$22.93
June 30, 2021	Credit Facility	$21,000,000	(1)	$14,563	(2)	$–	$–
	Series A Cumulative Preferred Stock	$60,000,000		$119	(3)	$25.00	$24.44
June 30, 2020	Credit Facility	$65,000,000	(1)	$4,046	(2)	$–	$–
June 30, 2019	Credit Facility	$73,500,000	(1)	$3,711	(2)	$–	$–
June 30, 2018	Credit Facility	$73,500,000	(1)	$3,811	(2)	$–	$–
June 30, 2017(5)	Credit Facility	$71,500,000	(1)	$4,090	(2)	$–	$–

(1)	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.

(2)	The asset coverage ratio is calculated by subtracting the Fund’s total liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.

(3)	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).

(4)	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.

(5)	For the period September 28, 2016, commencement of operations, to June 30, 2017.

General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective, Strategies and Policies

The information in “Investment Objective, Strategies and Policies” is set forth in the Fund’s annual report on Form N-CSR for the year ended June 30, 2024 in the section entitled “Summary of Updated Information Regarding the Fund”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

Investment Philosophy and Process

The Adviser allocates the Fund’s assets among the Tactical Closed-End Fund Income Strategy, the Opportunistic Income Strategy and the Alternative Credit Strategy (as described above). The amount allocated to each of the principal strategies may change depending on the Adviser’s assessment of market risk, security valuations, market volatility, and the prospects for earning income and capital appreciation. See “Risks—Multi-Manager Risk.”

Tactical Closed-End Fund Income Strategy. The Adviser considers a number of factors when selecting Underlying Funds, including fundamental and technical analysis to assess the relative risk and reward potential throughout the financial markets. The term “tactical” is used to indicate that the portion of the Fund’s Managed Assets allocated to this strategy invests in CEFs to take advantage of pricing discrepancies in the CEF market.

In selecting CEFs, the Adviser opportunistically utilizes a combination of short-term and longer-term trading strategies to seek to derive value from the discount and premium spreads associated with CEFs by identifying pricing aberrations. The Adviser employs both a quantitative and qualitative approach in its selection of CEFs and has developed proprietary screening models and algorithms to trade CEFs. The Adviser’s mean reversion investing looks to capitalize on changes within the pricing of a CEF and, based upon its research and analysis, a view that it will revert to historical pricing. The Adviser employs the following trading strategies, among others:

Statistical Analysis (Mean Reversion)

●	Using proprietary quantitative models, the Adviser seeks to identify CEFs that are trading at compelling absolute and/or relative discounts.

●	The Adviser will attempt to capitalize on the perceived mispricing if the Adviser believes that the discount widening is irrational and expects the discount to narrow to longer-term mean valuations.

Corporate Actions

●	The Adviser pursues investments in CEFs that have announced, or the Adviser believes are likely to announce, certain corporate actions that may drive value for their shareholders.

●	The Adviser has developed trading strategies that focus on CEF tender offers, rights offerings, shareholder distributions, open-endings and liquidations.

Shareholder Activism

●	In assessing the attractiveness of an investment in a CEF, the Adviser assesses a CEF’s susceptibility to dissident or activist activity and analyzes the composition of the fund’s shareholder register. The Fund, in seeking to achieve its investment objective, will not take activist positions in the Underlying Funds.

In employing its trading strategies, the Adviser conducts an extensive amount of due diligence on various fund sponsors, investment managers and funds, including actively monitoring regulatory filings, analyzing a fund’s registration statements, financial statements and organizational documents, as well as conducting proprietary research, such as speaking with fund sponsors, underwriters, sell-side brokers and investors.

Opportunistic Income Strategy. The term “opportunistic” is used to indicate that the portion of this strategy’s Managed Assets devoted to any particular asset class will vary depending on the Subadviser’s view of what investments offer potentially attractive risk-adjusted returns under then-existing market conditions.

With respect to its investments in mortgage-backed securities, the Subadviser utilizes a unique investment process that first examines the macroeconomic status of the mortgage-backed sector. This analysis includes reviewing information regarding interest rates, yield curves and spreads, credit analysis of the issuers and a general analysis of the markets generally. From this detailed analysis, along with assessment of other economic data including market trends, unemployment data and pending legislation, the Subadviser identifies subsectors within the mortgage sector that the Subadviser believes offer the highest potential for return. The Subadviser then applies a qualitative analysis that evaluates market trends and portfolio analytics, including looking at factors such as duration, level of delinquencies, default history and recovery rates. Finally, the Subadviser performs a quantitative analysis of the potential investment, essentially performing a stress test of the potential investment’s underlying portfolio of mortgages. Only when a potential investment has passed the Subadviser’s screening will it be added to the strategy’s portfolio.

The Subadviser allocates the Opportunistic Income Strategy assets among market sectors, and among investments within those sectors, in an attempt to construct a portfolio providing a high level of current income and the potential for capital appreciation consistent with what the Subadviser considers an appropriate level of risk in light of market conditions prevailing at the time. Implementation of portfolio asset allocation decisions is made by the Subadviser’s portfolio managers after consultation with the Subadviser’s Fixed Income Asset Allocation Committee, a committee consisting of portfolio managers and analysts which contributes to fixed-income asset allocation decisions made on behalf of the Fund by the Subadviser. The Subadviser will select investments over time to implement its long-term strategic investment view. It also will buy and sell securities opportunistically in response to short-term market, economic, political, or other developments or otherwise as opportunities may present themselves. In selecting individual securities for investment by the Fund, the Subadviser uses a bottom-up security selection process, reflecting in-depth research and analysis. The Subadviser will manage the Opportunistic Income Strategy of the Fund under an integrated risk management framework overseen by the Fund’s portfolio management team and the Subadviser’s risk management committee.

Portfolio securities in the Opportunistic Income Strategy may be sold at any time. Sales may occur when the Subadviser determines to take advantage of a better investment opportunity, because the Subadviser believes the portfolio securities no longer represent relatively attractive investment opportunities, because the Subadviser perceives a deterioration in the credit fundamentals of the issuer, or because the Subadviser believes it would be appropriate for other investment reasons, such as to adjust the duration or other characteristics of the investment portfolio.

Portfolio securities in the Opportunistic Income Strategy may be sold at any time. Sales may occur when the Subadviser determines to take advantage of a better investment opportunity, because the Subadviser believes the portfolio securities no longer represent relatively attractive investment opportunities, because the Subadviser perceives a deterioration in the credit fundamentals of the issuer, or because the Subadviser believes it would be appropriate for other investment reasons, such as to adjust the duration or other characteristics of the investment portfolio.

Alternative Credit Strategy. The Adviser believes that the recent and continuing growth of the online and mobile alternative credit industry has created a relatively untapped and attractive investment opportunity, with the potential for large returns. The Adviser seeks to capitalize on this opportunity by participating in the evolution of this industry, which has served as an alternative to, and has begun to take market share from, the more traditional lending operations of large commercial banks. The ability of borrowers to obtain loans through alternative credit with interest rates that may be lower than those otherwise available to them (or to obtain loans that would otherwise be unavailable to them) has contributed to the significant rise of the use of Alternative Credit. At the same time, alternative credit has also enabled investors to purchase or invest in loans with interest rates and credit characteristics that can offer attractive returns.

In selecting the Fund’s Alternative Credit investments, the Adviser employs a bottom-up approach to evaluate the expected returns of loans by loan segment (e.g., consumer, SME and student loans) and by platform origination (as discussed below), as well as a top-down approach to seek to identify investment opportunities across the various segments of the alternative credit industry. In doing so, the Adviser conducts an analysis of each segment’s anticipated returns relative to its associated risks, which takes into consideration for each segment duration, scheduled amortization, seniority of the claim of the loan, prepayment terms and prepayment expectations, current coupons and trends in coupon pricing, origination fees, servicing fees and anticipated losses based on historical performance of similar credit instruments. The Adviser then seeks to allocate Fund assets to the segments identified as being the most attractive on a risk-adjusted return basis.

Within each segment, the Adviser conducts a platform-specific analysis, as opposed to a loan-specific analysis, and, as such, the Adviser’s investment process does not result in a review of each individual Alternative Credit investment to which the Fund has investment exposure. Instead, the Adviser generally seeks loans that have originated from platforms that have met the Adviser’s minimum requirements related to, among other things, loan default history and overall borrower credit quality. In this regard, the Adviser engages in a thorough and ongoing due diligence process of each platform to assess, among other things, the viability of the platform to sustain its business for the foreseeable future; whether the platform has the appropriate expertise, ability and operational systems to conduct its business; the financial condition and outlook of the platform; and the platform’s ability to manage regulatory, business and operational risk. In addition, the Adviser’s due diligence efforts include reviews of the servicing and underwriting functions of a platform (as further described below) and/or funding bank (as applicable), the ability of a platform to attract borrowers and the volume of loan originations, and loan performance relative to model expectations, among other things. In conducting such due diligence, the Adviser has access to, and reviews, the platform’s credit models as well. Moreover, the Adviser visits each platform from time to time for on-site reviews of the platform, including discussions with each of the significant business units within the platform (e.g., credit underwriting, customer acquisition and marketing, information technology, communications, servicing and operations).

As part of the foregoing due diligence efforts, the Adviser monitors on an ongoing basis the underwriting quality of each platform through which it invests in Alternative Credit, including (i) an analysis of the historical and ongoing “loan tapes” that includes loan underwriting data and actual payment experience for all individual loans originated by the platform since inception that are comparable to the loans purchased, or to be purchased, by the Fund, (ii) reviews of the credit model used in the platform’s underwriting processes, including with respect to the assignment of credit grades by the platform to its Alternative Credit and the reconciliation of the underlying data used in the model, (iii) an assessment of any issues identified in the underwriting of the Alternative Credit and the resulting remediation efforts of the platform to address such issues, and (iv) a validation process to confirm that loans purchased by the Fund conform with the terms and conditions of any applicable purchase agreement entered into with the platform.

Although the Adviser does not review each individual Alternative Credit investment prior to investment, it is able to impose minimum quantitative and qualitative criteria on the loans in which it will invest by limiting the Fund’s loans to the loan segments and platforms selected by the Adviser, as noted above. In effect, the Adviser adopts the minimum investment criteria inherent in a loan segment or imposed by a platform that it has identified as having the appropriate characteristics for investment. Furthermore, each platform assigns the Alternative Credit it originates a platform-specific credit grade reflecting the potential risk-adjusted return of the loan, which may be based on various factors such as: (i) the term, interest rate and other characteristics of the loans; (ii) the location of the borrowers; (iii) if applicable, the purpose of the loans within the platform (e.g., consumer, SME or student loans); and (iv) the credit and risk profile of the borrowers, including, without limitation (to the extent applicable based on the type of loan), the borrower’s annual income, debt-to-income ratio, credit score (e.g., FICO score), delinquency rate and liens. In purchasing Alternative Credit from a platform, the Fund provides the applicable platform with instructions as to which platform credit grades are eligible for purchase (or, conversely, which platform credit grades are ineligible for Fund purchase). The Adviser performs an ongoing analysis of each of the criteria within a platform’s credit grades to determine historical and predicted prepayment, charge-off, delinquency and recovery rates acceptable to the Adviser. While, under normal circumstances, the Adviser does not provide instructions to the platforms as to any individual criterion used to determine platform-specific grades prior to purchasing Alternative Credit (except as noted below), the Adviser does retain the flexibility to provide more specific instructions (e.g., term; interest rate; geographic location of borrower) if the Adviser believes that investment circumstances dictate any such further instructions. Specifically, the Adviser instructs platforms that the Fund will not purchase any Alternative Credit that are of “subprime quality” (as determined at the time of investment). Although there is no specific legal or market definition of subprime quality, it is generally understood in the industry to signify that there is a material likelihood that the loan will not be repaid in full. The Fund considers an SME loan to be of “subprime quality” if the likelihood of repayment on such loan is determined by the Adviser based on its due diligence and the credit underwriting policies of the originating platform to be similar to that of consumer loans that are of subprime quality. In determining whether an SME loan is of subprime quality, the Adviser generally looks to a number of borrower-specific factors, which will include the payment history of the borrower and, as available, financial statements, tax returns and sales data.

The Adviser will not invest the Fund’s assets in loans originated by platforms for which the Adviser cannot evaluate to its satisfaction the completeness and accuracy of the individual Alternative Credit investment data provided by such platform relevant to determining the existence and valuation of such Alternative Credit investment and utilized in the accounting of the loans (i.e., in order to select a platform, the Adviser must assess that it believes all relevant loan data for all loans purchased from the platform is included and correct).

The Adviser significantly relies on borrower credit information provided by the platforms through which they make the Fund’s investments. The Adviser receives updates of such borrower credit information provided by independent third party service providers to the platforms and therefore is able to monitor the credit profile of its investments on an ongoing basis. See “Net Asset Value.”

The Adviser invests in Alternative Credit through the use of a web-based service that provides direct access to platforms and facilitates the loan acquisition process by retrieving for the Adviser data such as bidding and listing information. Given the increased reliance on the use of information technology in alternative credit, the Adviser conducts due diligence on the platforms through which it seeks its Alternative Credit investments, including a review of each platform’s information technology security, fraud protection capabilities and business continuity plan. The Adviser generally requires a platform to have, among other things, industry standard data backup protections, including off-site backup datacenters and state of the art data encryption, and appropriate cybersecurity measures. In addition, the Adviser has adopted various protections for itself, including a business continuity plan which provides procedures related to the recovery and restoration of its business, particularly with respect to any critical functions and systems of the Adviser, following an interruption in service or disaster.

Risk Factors [Table Text Block]

Risks

The information in “Risks” is set forth in the Fund’s most recent annual report on Form N-CSR for the year ended June 30, 2024 in the section entitled “Summary of Updated Information Regarding the Fund – Risk Factors”, which is incorporated by reference into this Prospectus, and in any future filings we may file with the SEC that are incorporated by reference into this Prospectus. See “Incorporation by Reference” below for more information.

The section entitled "Summary of Updated Information Regarding the Fund - Risk Factors" in the Fund's Form N-CSR for the year ended June 30, 2024 is supplemented with the following:

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund.

Effects of Leverage [Text Block]

Use of Leverage

The Fund may borrow money and/or issue Preferred Shares, notes or debt securities for investment purposes. These practices are known as leveraging. The Adviser determines whether or not to engage in leverage based on its assessment of conditions in the debt and credit markets. On August 1, 2023, the Fund entered into a credit agreement with BNP Paribas (“BNP Credit Agreement”). The BNP Credit Agreement permits the Fund to borrow funds that are collateralized by assets held at BNP Paribas pursuant to the BNP Credit Agreement. Under the terms of the BNP Credit Agreement, the Fund may borrow up to $25,000,000 bearing an interest rate of the Overnight Bank Funding Rate plus a fixed rate determined by the securities pledged as collateral. Any unused portion of the BNP Credit Agreement is subject to a commitment fee of 0.50% of the unused portion of the facility until a utilization of 80% or greater is met. The BNP Credit Agreement was not utilized during the year ended June 30, 2024. As of December 31, 2024, the Fund had no outstanding balance on the BNP Credit Agreement.

As of March 11, 2025, the Fund had outstanding 2,400,000 shares of Series A Preferred Stock, 2,400,000 shares of Series B Preferred Stock and 419,206 shares of Series C Preferred Stock. As of the same date, the average liquidation preference of the Series A Preferred stock and Series B Preferred stock was $60,000,000, and the average liquidation preference of Series C Preferred Stock was $4,192,060. The Series A Preferred Stock, Series B Preferred Stock and Series C Preferred Stock rank senior in right of payment to the Common.

Issuance of common shares will enable the Fund to increase the aggregate amount of its leverage. The Fund may achieve such increase in leverage through additional borrowings and/or the issuance of Preferred Shares and/or debt securities. However, there is no assurance that the Fund will increase the amount of its leverage or utilize leverage in addition to the credit facility or that, if additional leverage is utilized, it will be successful in enhancing the level of the Fund’s current distributions. It is possible that the Fund will be unable to obtain additional leverage. If the Fund is unable to increase its leverage after the issuance of additional common shares, there could be an adverse impact on the return to common shareholders. In addition, to the extent additional leverage is utilized, the Fund may consequently be subject to certain financial covenants and restrictions that are not currently imposed on the Fund. The Fund’s common shares are likely to be junior in liquidation and distribution rights to amounts owed pursuant to any additional leverage instruments that may be utilized by the Fund in the future.

The Fund may be subject to certain restrictions on investments imposed by lenders or by one or more rating agencies that may issue ratings for any senior securities issued by the Fund. Borrowing covenants or rating agency guidelines may impose asset coverage or Fund composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

The Fund also invests in reverse repurchase agreements, total return swaps and derivatives or other transactions with leverage embedded in them in a limited manner or subject to a limit on leverage risk calculated based on value-at-risk, as required by Rule 18f-4 under the 1940 Act. These transactions entail additional expenses (e.g., transaction costs) which are borne by the Fund.

The use of leverage by the Fund can magnify the effect of any losses. If the income and gains earned on the securities and investments purchased with leverage proceeds are greater than the cost of the leverage, returns will be greater than if leverage had not been used. Conversely, if the income and gains from the securities and investments purchased with such proceeds do not cover the cost of leverage, returns will be less than if leverage had not been used. The use of leverage magnifies gains and losses to common shareholders. Since the holders of common stock pay all expenses related to the issuance of debt or use of leverage, any use of leverage would create a greater risk of loss for the common shares than if leverage is not used. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Under the 1940 Act, the Fund is not permitted to incur indebtedness unless immediately after doing so the Fund has an asset coverage of at least 300% of the aggregate outstanding principal balance of indebtedness (i.e., such indebtedness may not exceed 33 1/3% of the value of the Fund’s total assets including the amount borrowed). Additionally, under the 1940 Act, the Fund may not declare any dividend or other distribution upon any class of its shares, or purchase any such shares, unless the aggregate indebtedness of the Fund has, at the time of the declaration of any such dividend or distribution or at the time of any such purchase, asset coverage of at least 300% after deducting the amount of such dividend, distribution, or purchase price, as the case may be. Under the 1940 Act, the Fund is not permitted to issue Preferred Shares unless immediately after such issuance the total asset value of the Fund’s portfolio is at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the Fund’s Managed Assets). In addition, the Fund is not permitted to declare any cash dividend or other distribution on its common shares unless, at the time of such declaration, the NAV of the Fund’s portfolio (determined after deducting the amount of such dividend or other distribution) is at least 200% of such liquidation value of the Preferred Shares. If Preferred Shares are issued, the Fund intends, to the extent possible, to purchase or redeem shares, from time to time, to maintain coverage of any Preferred Shares of at least 200%. Normally, common shareholders will elect the directors of the Fund except that the holders of any Preferred Shares will elect two directors. In the event the Fund failed to pay dividends on its Preferred Shares for two years, holders of Preferred Shares would be entitled to elect a majority of the directors until the dividends are paid.

Due to the Fund’s issuance of Series A, Series B and Series C Preferred Stock, for tax purposes, the Fund is required to allocate net capital gain and other taxable income, if any, between the Common Shares and shares of the Series A, Series B and Series C Preferred Stock in proportion to the total dividends paid to each class for the year in which the net capital gain or other taxable income was realized.

Effects of Leverage. Assuming the utilization of leverage through a combination of borrowings under the issuance of Preferred Shares by the Fund in the aggregate amount of approximately 36.35% of the Fund’s Managed Assets as of December 31, 2024, at a weighted average interest rate or payment rate of 4.61% payable on such leverage, the annual return that the Fund’s portfolio (net of expenses) in order to cover its leverage costs would be 1.68%. Of course, these numbers are merely estimates for illustration. Actual interest or payment rates on the leverage utilized by the Fund will vary frequently and may be significantly higher or lower than the rate estimated above.

The following table is furnished in response to requirements of the SEC. It is designed to illustrate the effect of leverage on total return on Common Shares, assuming investment portfolio total returns (comprised of income, net expenses and changes in the value of investments held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%. The table below reflects the Fund's continued use of Preferred Shares as of December 31, 2024 as a percentage of total Managed Assets (including assets attributable to such leverage), and the annual return that the Fund's portfolio must experience (net of expenses) in order to cover such costs. These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of what the Fund’s investment portfolio returns will be. In other words, the Fund’s actual returns may be greater or less than those appearing in the table below. The table further reflects the use of leverage representing approximately 36.35% of the Fund’s Managed Assets and estimated leverage costs of 4.61%.

Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-18.35%	-10.49%	-2.63%	5.22%	13.08%

Total return is composed of two elements-the dividends on Common Shares paid by the Fund (the amount of which is largely determined by the Fund’s net investment income after paying the cost of leverage) and realized and unrealized gains or losses on the value of the securities the Fund owns. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive or greater than the costs of leverage and decreases return when the portfolio return is negative or less than the costs of leverage.

During the time in which the Fund is using leverage, the amount of the fees paid to the Adviser (and from the Adviser to the Subadviser) for investment management services (and subadvisory services) is higher than if the Fund did not use leverage because the fees paid are calculated based on the Fund’s Managed Assets. This may create a conflict of interest between the Adviser and the Subadviser, on the one hand, and common shareholders, on the other. Also, because the leverage costs are borne by the Fund at a specified interest rate, only the Fund’s common shareholders bear the cost of the Fund’s management fees and other expenses. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

Effects of Leverage [Table Text Block]
Assumed Portfolio Return	-10.00%	-5.00%	0.00%	5.00%	10.00%
Common Share Total Return	-18.35%	-10.49%	-2.63%	5.22%	13.08%

Return at Minus Ten [Percent]		(18.35%)
Return at Minus Five [Percent]		(10.49%)
Return at Zero [Percent]		(2.63%)
Return at Plus Five [Percent]		5.22%
Return at Plus Ten [Percent]		13.08%
Share Price [Table Text Block]

Market and Net Asset Value Information

The Fund’s Common Shares are listed on the NYSE under the symbol “OPP.” The Fund’s Common Shares commenced trading on the NYSE in September 2016.

The Fund’s Common Shares have traded both at a premium and a discount to NAV. The Fund cannot predict whether the Common Shares will trade in the future at a premium or discount to NAV. The provisions of the 1940 Act generally require that the public offering price of Common Shares (less any underwriting commissions and discounts) must equal or exceed the NAV per share of a company’s common stock (calculated within 48 hours of pricing). The Fund’s issuance of Common Shares may have an adverse effect on prices in the secondary market for the Fund’s Common Shares by increasing the number of Common Shares available, which may put downward pressure on the market price for the Fund’s Common Shares. Shares of common stock of closed-end investment companies frequently trade at a discount from NAV.

The Fund may (but is not obligated to) take action to repurchase shares in the open market or make tender offers for its shares at or near NAV. During the pendency of any tender offer, the Fund will publish how Common Shareholders may readily ascertain the NAV. Repurchase of the Common Shares may have the effect of reducing any market discount to NAV. There is no assurance that, if action is undertaken to repurchase or tender for shares, such action will result in the shares trading at a price which approximates their NAV.

The following table shows, for each fiscal quarter since the quarter ended June 30, 2021: (i) high and low NAVs per Common Share, (ii) the high and low sale prices per Common Share, as reported as of the close of trading on the NYSE in the consolidated transaction reporting system, and (iii) the percentage by which the Common Shares traded at a premium over, or discount from, the high and low NAVs per Common Share (using the closing market price of each trading date compared to that day’s NAV per Common Share). The Fund’s NAV per Common Share is determined on a daily basis.

					PREMIUM/ (DISCOUNT)
	MARKET PRICE (1)		NET ASSET VALUE (2)		TO NET ASSET VALUE(3)
Quarter Ended	High	Low	High	Low	High	Low
June 30, 2021	$15.95	$14.86	$15.40	$15.22	3.57%	-2.37%
September 30, 2021	$16.32	$14.55	$15.24	$14.85	7.09%	-2.02%
December 31, 2021	$15.58	$14.04	$14.77	$14.19	5.48%	-1.06%
March 31, 2022	$14.77	$12.20	$14.10	$12.80	4.75%	-4.69%
June 30, 2022	$12.97	$9.71	$12.90	$11.31	0.54%	-14.15%
September 30, 2022	$12.01	$9.20	$11.35	$10.14	5.81%	-9.27%
December 31, 2022	$9.77	$8.54	$10.27	$9.80	-4.87%	-12.86%
March 31, 2023	$9.24	$8.23	$10.18	$9.80	-9.23%	-16.02%
June 30, 2023	$8.58	$8.08	$9.86	$9.64	-12.98%	-16.23%
September 30, 2023	$8.75	$7.80	$9.55	$9.14	-8.38%	-14.66%
December 31, 2023	$8.44	$7.31	$9.51	$8.87	-11.25%	-17.59%
March 31, 2024	$8.65	$8.12	$9.59	$9.45	-9.80%	-14.07%
June 30, 2024	$8.77	$8.13	$9.50	$9.29	-7.68%	-12.49%
September 30, 2024	$9.28	$8.62	$9.72	$9.44	-4.53%	-8.69%
December 31, 2024	$9.12	$8.20	$9.51	$9.13	-4.10%	-10.19%
March 31, 2025	$8.77	$8.31	$9.23	$9.02	-4.98%	-7.87%
(1)	Based on high and low closing market price for the respective quarter.
(2)	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
(3)	Calculated based on the information presented.

The last reported sale price, NAV per share and percentage discount to NAV per share of the Common Shares as of March 11, 2025 were $8.77, $9.23 and 4.98%, respectively. As of that same date, the Fund had 23,809,606 Common Shares outstanding and net assets of the Fund were $219,747,990.

In recognition of the possibility that Common Shares might trade at a discount to NAV, the Board of Directors may consider one or more actions that might be taken to seek to reduce or eliminate any material discount from NAV in respect of Common Shares, which may include the repurchase of such shares in the open market or in private transactions, the making of a tender offer for such shares or the conversion of the Fund to an open-end investment company. The Board of Directors may decide not to take any of these actions in the future. In addition, there can be no assurance any of these actions, or others, if undertaken, will reduce market discount.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

Description of the Fund’s Securities

The following summary of the terms of the common and preferred shares of the Fund does not purport to be complete and is subject to and qualified in its entirety by reference to the Maryland General Corporation Law, and to the Fund’s Charter and the Fund’s Bylaws, copies of which are filed as exhibits to the Registration Statement.

The Fund is a corporation organized under the law of Maryland. The Fund is authorized to issue 50,000,000 shares of common stock, $0.0001 par value per share, and the Board of Directors, without obtaining shareholder approval, may increase the number of authorized common shares. Of the 50,000,000 authorized shares of common stock, 2,530,000 shares have been reclassified as Series A Preferred Stock, and 2,400,000 shares have been reclassified as Series B Preferred Stock and 5,743,500 have been reclassified as Series C Preferred Stock.

Security Obligations of Ownership [Text Block]

In general, shareholders or subscribers for the Fund’s stock have no personal liability for the debts and obligations of the Fund because of their status as shareholders or subscribers, except to the extent that the subscription price or other agreed consideration for the stock has not been paid.

Outstanding Securities [Table Text Block]

The following table provides information about the Fund’s outstanding securities as of December 31, 2024:

Title of Class	Amount Authorized	Amount Held by the Fund or for Its Account	Amount Outstanding
Common Shares	45,070,000	-	23,809,606
Series A Preferred Stock	2,530,000		2,400,000
Series B Preferred Stock	2,400,000		2,400,000
Series C Preferred Stock	5,743,500		419,206

Portfolio Turnover Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]

Portfolio Turnover Risk. The Fund’s annual portfolio turnover rate may vary greatly from year to year. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. Portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund.

Common Shares [Member]
General Description of Registrant [Abstract]
Lowest Price or Bid	[10]				$ 8.31	$ 8.20	$ 8.62	$ 8.13		$ 8.12	$ 7.31	$ 7.80	$ 8.08		$ 8.23	$ 8.54	$ 9.20	$ 9.71		$ 12.20	$ 14.04	$ 14.55	$ 14.86
Highest Price or Bid	[10]				8.77	9.12	9.28	8.77		8.65	8.44	8.75	8.58		9.24	9.77	12.01	12.97		14.77	15.58	16.32	15.95
Lowest Price or Bid, NAV	[11]				9.02	9.13	9.44	9.29		9.45	8.87	9.14	9.64		9.80	9.80	10.14	11.31		12.80	14.19	14.85	15.22
Highest Price or Bid, NAV	[11]				$ 9.23	$ 9.51	$ 9.72	$ 9.50		$ 9.59	$ 9.51	$ 9.55	$ 9.86		$ 10.18	$ 10.27	$ 11.35	$ 12.90		$ 14.10	$ 14.77	$ 15.24	$ 15.40
Highest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(4.98%)	(4.10%)	(4.53%)	(7.68%)		(9.80%)	(11.25%)	(8.38%)	(12.98%)		(9.23%)	(4.87%)	5.81%	0.54%		4.75%	5.48%	7.09%	3.57%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]	[12]				(7.87%)	(10.19%)	(8.69%)	(12.49%)		(14.07%)	(17.59%)	(14.66%)	(16.23%)		(16.02%)	(12.86%)	(9.27%)	(14.15%)		(4.69%)	(1.06%)	(2.02%)	(2.37%)
Share Price			$ 8.77
NAV Per Share			$ 9.23
Latest Premium (Discount) to NAV [Percent]			4.98%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Common shareholders are entitled to receive dividends if and when the Board of Directors declares dividends from funds legally available. Whenever Fund Preferred Shares or borrowings are outstanding, common shareholders will not be entitled to receive any distributions from the Fund unless all accrued dividends on the Preferred Shares and interest and principal payments on borrowings have been paid, and unless the applicable asset coverage requirements under the 1940 Act would be satisfied after giving effect to the distribution as described above.
Security Voting Rights [Text Block]		Common shareholders are entitled to one vote per share. All voting rights for the election of directors are noncumulative, which means that, assuming there are no Preferred Shares are outstanding, the holders of more than 50% of the common shares will elect 100% of the directors then nominated for election if they choose to do so and, in such event, the holders of the remaining common shares will not be able to elect any Directors.
Security Liquidation Rights [Text Block]		In the event of the Fund’s liquidation, dissolution or winding up, common shares would be entitled to share ratably in all of the Fund’s assets that are legally available for distribution after the Fund pays all debts and other liabilities and subject to any preferential rights of holders of Preferred Shares.
Security Preemptive and Other Rights [Text Block]		The Fund’s common shares have no preemptive, conversion, exchange, appraisal or redemption rights, and each share has equal voting, dividend, distribution and liquidation rights.
Outstanding Security, Authorized [Shares]				45,070,000
Outstanding Security, Held [Shares]				(0)
Outstanding Security, Not Held [Shares]				23,809,606
Series A Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Holders of Series A Preferred Stock are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefore, cumulative cash dividends and distributions at the rate of 4.375% per annum (computed on the basis of a 360 day year consisting of twelve 30 day months) of the $25.00 per share liquidation preference on the Series A Preferred Stock. Dividends and distributions on Series A Preferred Stock accumulate from the date of their original issue, October 23, 2020 and are payable quarterly on February 15, May 15, August 15 and November 15 or, in each case, if such date is not a business day, the next succeeding business day.
Outstanding Security, Authorized [Shares]				2,530,000
Outstanding Security, Held [Shares]				(0)
Outstanding Security, Not Held [Shares]				2,400,000
Series B Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Holders of Series B Preferred Stock are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefore, cumulative cash dividends and distributions at the rate of 4.75% per annum (computed on the basis of a 360 day year consisting of twelve 30 day months) of the $25.00 per share liquidation preference on the Series B Preferred Stock. Dividends and distributions on Series B Preferred Stock accumulate from the date of their original issue, November 22, 2021, and are payable quarterly on February 15, May 15, August 15 and November 15 or, in each case, if such date is not a business day, the next succeeding business day.
Outstanding Security, Authorized [Shares]				2,400,000
Outstanding Security, Held [Shares]				(0)
Outstanding Security, Not Held [Shares]				2,400,000
Series C Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Dividends [Text Block]		Holders of Series C Preferred Stock are entitled to receive, when, as and if declared by, or under authority granted by, the Board, out of funds legally available therefore, cumulative cash dividends and distributions at the rate of 6.00% per annum (computed on the basis of a 360 day year consisting of twelve 30 day months) of the $10.00 per share liquidation preference on the Series C Preferred Stock. Dividends and distributions on Series C Preferred Stock accumulate from the date of their original issue, November 5, 2024, and are payable quarterly on February 15, May 15, August 15 and November 15 or, in each case, if such date is not a business day, the next succeeding business day.
Outstanding Security, Authorized [Shares]				5,743,500
Outstanding Security, Held [Shares]				(0)
Outstanding Security, Not Held [Shares]				419,206
Credit Facility [Member]
Financial Highlights [Abstract]
Senior Securities Amount																							$ 21,000,000	[13]								$ 21,000,000	[13]	$ 65,000,000	[13]			$ 73,500,000	[13]	$ 71,500,000	[13]
Senior Securities Coverage per Unit																							$ 14,563	[15]								$ 14,563	[15]	$ 4,046	[15]	$ 3,711	[15]	$ 3,811	[15]	$ 4,090	[15]
Preferred Stock Liquidating Preference
Senior Securities Average Market Value per Unit	[16]
Series A Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 60,000,000		$ 60,000,000		$ 60,000,000					$ 60,000,000					$ 60,000,000					$ 60,000,000		$ 60,000,000	$ 60,000,000		$ 60,000,000		$ 60,000,000		$ 60,000,000
Senior Securities Coverage per Unit				$ 67		$ 67		$ 70	[17]				$ 71	[17]				$ 71	[17]				$ 119	[17]	$ 67	$ 70	[17]	$ 71	[17]	$ 71	[17]	$ 119	[17]
Preferred Stock Liquidating Preference				$ 25.00		$ 25.00		$ 25.00					$ 25.00					$ 25.00					$ 25.00		25.00	25.00		25.00		25.00		25.00
Senior Securities Average Market Value per Unit	[16]																								$ 19.02	$ 18.25		$ 18.59		$ 22.98		$ 24.44
Series B Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 60,000,000		$ 60,000,000		$ 60,000,000					$ 60,000,000					$ 60,000,000							$ 60,000,000	$ 60,000,000		$ 60,000,000		$ 60,000,000
Senior Securities Coverage per Unit				$ 67		$ 67		$ 70	[17]				$ 71	[17]				$ 71	[17]						$ 67	$ 70	[17]	$ 71	[17]	$ 71	[17]
Preferred Stock Liquidating Preference				$ 25.00		$ 25.00		$ 25.00					$ 25.00					$ 25.00							25.00	25.00		25.00		25.00
Senior Securities Average Market Value per Unit	[16]																								$ 20.42	$ 19.59		$ 19.64		$ 22.93
Series C Cumulative Preferred Stock [Member]
Financial Highlights [Abstract]
Senior Securities Amount				$ 4,192,060		$ 4,192,060																			$ 4,192,060
Senior Securities Coverage per Unit				$ 67		$ 67																			$ 67
Preferred Stock Liquidating Preference				$ 10.00		$ 10.00																			10.00
Senior Securities Average Market Value per Unit	[16]																								$ 10.08
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Security Voting Rights [Text Block]		The Fund’s Preferred Shares are required to be voting shares and to have equal voting rights with common shares. Except as otherwise indicated in this prospectus of the SAI and except as otherwise required by applicable law, holders of Preferred Shares would vote together with common shareholders as a single class.
Security Liquidation Rights [Text Block]		The Fund’s Preferred Shares have complete priority over the common shares as to distribution of assets. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the affairs of the Fund, preferred shareholders would be entitled to receive a preferential liquidating distribution before any distribution of assets is made to common shareholders. After payment of the full amount of the liquidating distribution to which they are entitled, preferred shareholders would not be entitled to any further participation in any distribution of assets by the Fund. A consolidation or merger of the Fund with another fund or a sale of all or substantially all of the assets of the Fund shall not be deemed to be a liquidation, dissolution or winding up of the Fund.
Security Preemptive and Other Rights [Text Block]		Prior to issuance of any shares of Preferred Shares, the Board of Directors is required by Maryland law and by the Fund’s Charter to set the terms, preferences, conversion and other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications and terms or conditions of redemption for such shares.

[1]	The applicable prospectus supplement to be used in connection with any sales of Common Shares or Preferred Shares will set forth any applicable sales load and the estimated offering expenses borne by the Fund under an Offering.
[2]	There will be no brokerage charges with respect to Common shares issued directly by the Fund under the dividend reinvestment plan. You may pay brokerage charges in connection with open market purchases or if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.
[3]	The management fee is charged as a percentage of the Fund’s average daily Managed Assets, as opposed to net assets. With leverage, Managed Assets are greater in amount than net assets, because Managed Assets include borrowings for investment purposes. The market value of the Fund’s derivatives are used for purposes of calculating Managed Assets. The management fee of 1.00% of the Fund’s Managed Assets represents 1.56% of net assets attributable to Common Shares assuming the use of leverage in an amount of 36.35% of the Fund’s Managed Assets. The Fund’s Managed Assets for the period ended December 31, 2024 (which includes the use of leverage discussed in footnote (4)) were multiplied by the annual advisory fee rate and then divided by the Fund’s average net assets for the same period to calculate the management fee as a percentage of the Fund’s net assets attributable to Common Shares. Since the Fund has Preferred Shares outstanding, the management fee and certain other expenses as a percentage of net assets attributable to Common Shares is higher than if the Fund did not utilize a leveraged capital structure.
[4]	The actual amount of leverage costs borne by the Fund will vary over time in accordance with the level of the Fund’s use of leverage and variations in market interest rates. See “Use of Leverage.”
[5]	“Leverage costs” in the table reflect the cost to the Fund of borrowings, expressed as a percentage of the Fund’s net assets as of December 31, 2024.
[6]	Dividends on Preferred Shares represent the estimated dividend expense adjusted to assume 2,400,000 shares of 4.375% Series A Preferred Stock with a liquidation preference of $60,000,000, 2,400,000 shares of 4.75% Series B Preferred Stock with a liquidation preference of $60,000,000, and 419,206 shares of 6.00%, 3-Year Term, Series C Preferred Stock with a liquidation preference of $4,192,060. Series A Preferred Stock and Series B Preferred Stock were outstanding for the entire 12 months of operations after December 31, 2024, Series C Preferred Stock were outstanding from issuance of December 2, 2024 through December 31, 2024. The table assumes the use of leverage representing 36.35% of Managed Assets, which reflects approximately the percentage of the Fund's total average Managed Assets attributable to such leverage averaged over the period ended December 31, 2024, at a weighted average annual expense to the Fund of 4.61%.
[7]	The “Acquired Fund Fees and Expenses” are based on the expense ratios for the most recent fiscal year of the Underlying Funds (defined below) in which the Fund has invested, which may change substantially over time and, therefore, significantly affect “Acquired fund fees and expenses.” These amounts are based on the total expense ratio disclosed in each Underlying Fund’s most recent shareholder report. Some of the Underlying Funds in which the Fund invests (or may invest) charge incentive fees based on the Underlying Funds’ performance. The 0.05% shown as “Acquired Fund Fees and Expenses” reflects the operating expenses of the Underlying Funds and transaction-related fees. Certain Underlying Funds in which the Fund invests (or may invest) generally charge a management fee of 1.00% to 2.00% and may charge up to a 20% incentive fee on income and/or capital gains, which are included in “Acquired Fund Fees and Expenses,” as applicable. The “Acquired Fund Fees and Expenses” disclosed above, however, do not reflect any performance based fees or allocations paid by the Underlying Funds that are calculated solely on the realization and/or distribution of gains, or on the sum of such gains and unrealized appreciation of assets distributed in kind, as such fees and allocations for a particular period may be unrelated to the cost of investing in the Underlying Funds. Future Underlying Funds’ fees and expenses may be substantially higher or lower because certain fees may be based on the performance of the Underlying Funds, which may fluctuate over time. Acquired Fund Fees and Expenses are borne indirectly by the Fund, but they are not reflected in the Fund’s financial statements; and the information presented in the table will differ from that presented in the Fund’s financial highlights.
[8]	Includes $592,466 of loan service fees in connection with the Fund's investments in Alternative Credit Instruments for the six months ended December 31, 2024. Loan service fees relate to the Fund's investment in Square Loans and are not related to any leverage expenses. The loan service fees are the cost associated with the originator's ongoing collection and remittance of payments related to the Alternative Credit Instruments.
[9]	The example does not include sales load or estimated offering costs. The example should not be considered a representation of future expenses. The example assumes that the estimated “Other expenses” set forth in the table are accurate and that all dividends and distributions are reinvested at NAV and that the Fund is engaged in leverage of 36.35% of Managed Assets, assuming interest and fees on leverage of 2.65%. The interest and fees on leverage is expressed as an interest rate and represents interest and fees payable on the BNP Facility (defined below) and the dividend on preferred shares. Actual expenses may be greater or less than those shown. Moreover, the Fund’s actual rate of return may be greater or less than the hypothetical 5% annual return shown in the example.
[10]	Based on high and low closing market price for the respective quarter.
[11]	Based on the NAV calculated on the day of the high and low closing market prices, as applicable, as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time).
[12]	Calculated based on the information presented.
[13]	Principal amount outstanding represents the principal amount owed by the Fund to lenders under credit facility arrangements in place at the time.
[14]	For the period September 28, 2016, commencement of operations, to June 30, 2017.
[15]	The asset coverage ratio is calculated by subtracting the Fund’s total liabilities and indebtedness not represented by senior securities from the Fund’s total assets, dividing the result by the aggregate amount of the Fund’s senior securities representing indebtedness then outstanding, and then multiplying by $1,000.
[16]	Represents the average of the daily closing market price per share as reported on the NYSE during the respective period.
[17]	The asset coverage ratio for a class of senior securities representing stock is calculated as the Fund's total assets, less all liabilities and indebtedness not represented by the Fund's senior securities, divided by secured senior securities representing indebtedness plus the aggregate of the involuntary liquidation preference of secured senior securities which are stock. With respect to the Preferred Stock, the asset coverage per share is expressed in terms of dollar amounts per share of outstanding Preferred Stock (based on a liquidation preference of $25).